Fair Value Measurements - Change in Fair Value of Level 3 Contingent Consideration (Detail) - Level 3 - Fair Value, Recurring $ in Thousands	9 Months Ended
Dec. 25, 2020 USD ($)
Beginning balance
Beginning balance	$ 0
Additions during the year	7,800
Ending balance	$ 7,800